PROPERTY, PLANT, & EQUIPMENT	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, & EQUIPMENT

8. PROPERTY, PLANT, & EQUIPMENT

Property, plant and equipment, net of accumulated depreciation, of the Company consists of the following as of the period end dates set forth below (in US$ thousands):

	Estimated Useful Lives (in years)	September 30, 2020	December 31, 2019
Buildings and leasehold improvements	5 to 25	$40,020	$36,853
Oilfield equipment	3 to 15	524,808	411,984
Furniture and fixtures	5	2,279	3,720
Office equipment and tools	3 to 6	39,808	35,991
Vehicles and cranes	5 to 8	7,832	12,292
Less: Accumulated depreciation		(170,063)	(104,689)
Land		5,104	5,104
Capital work in progress		8,717	18,052
Total		$458,505	$419,307

The Company recorded depreciation expense of $28.0 million, $17.2 million, $79.8 million and $47.7 million for the quarter ended September 30, 2020, the quarter ended September 30, 2019, the year-to-date period ended September 30, 2020, and the year-to-date period ended September 30, 2019, respectively, in the Condensed Consolidated Interim Statement of Operations.